Fair value of financial assets and liabilities - Fair value of financial assets and liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	€ 284		€ 322
Financial assets at fair value through other comprehensive income	293		319
Derivative financial assets	48		127
Cash and cash equivalents	1,869		1,172	€ 2,303	€ 3,226
Trade and other current receivables	3,733		4,115
Trade and other non-current receivables	193		279
Contingent Consideration	115		113
Financial Liabilities Carried At FV through P&L	115		113
Derivative financial liabilities	43		211
Financial liabilities, at fair value	158		324
Trade and other current payables	1,917	[1],[2]	1,968
Interest payable	76		71
Debt (Corporate bond and finance lease)	6,969		6,520
Debt (Bank loans, overdrafts etc.)	721		1,680
Financial liabilities at amortised cost	9,682		10,240
Financial liabilities	9,840		10,564
Financial assets at amortised cost, category [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets, at fair value	624		768
Cash and cash equivalents	1,869		1,172
Current loans and receivables	0		2
Non-current loans and receivables	77		54
Trade and other current receivables	3,701		4,088
Trade and other non-current receivables	193		279
Financial assets at amortised cost	5,840		5,596
Financial assets	6,465		6,364
Trade receivables [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income	32		26
At fair value [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	284		322
Financial assets at fair value through other comprehensive income	293		319
Derivative financial assets	48		127
Financial assets, at fair value	624		768
Contingent Consideration	115		113
Financial Liabilities Carried At FV through P&L	115		113
Derivative financial liabilities	43		211
Financial liabilities, at fair value	158		324
Debt (Corporate bond and finance lease)	6,798		6,083
At fair value [member] | Trade receivables [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income	32		26
Debt securities [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	226		232
Financial assets measured at fair value through other comprehensive income	27		25
Debt securities [member] | At fair value [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	226		232
Financial assets measured at fair value through other comprehensive income	27		25
Other equity securities [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	2		4
Other equity securities [member] | At fair value [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	2		4
Financial assets measured at fair value through other comprehensive income	231		259
Other equity securities [member] | Carrying amount [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income	231		259
Other Financial Assets [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	56		86
Other Financial Assets [member] | At fair value [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	56		86
Current assets [Member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income	3		9
Current assets [Member] | At fair value [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income	3		9
Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	250		285	523
Financial assets at fair value through other comprehensive income	253		264
Financial assets, at fair value	503		549
Contingent Consideration	115		113
Financial Liabilities Carried At FV through P&L	115		113
Financial liabilities, at fair value	115		113
Financial liabilities	115		113	€ 208
Level 3 of fair value hierarchy [member] | Trade receivables [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income	32		26
Level 3 of fair value hierarchy [member] | Fair value model [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income	3		9
Level 3 of fair value hierarchy [member] | Debt securities [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	226		232
Level 3 of fair value hierarchy [member] | Other equity securities [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	2		2
Financial assets measured at fair value through other comprehensive income	217		229
Level 3 of fair value hierarchy [member] | Other Financial Assets [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	22		51
Level 2 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	34		35
Financial assets at fair value through other comprehensive income	26		25
Derivative financial assets	48		127
Financial assets, at fair value	108		187
Derivative financial liabilities	43		211
Financial liabilities, at fair value	43		211
Debt (Corporate bond and finance lease)	1,074		1,082
Level 2 of fair value hierarchy [member] | Debt securities [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets measured at fair value through other comprehensive income	26		25
Level 2 of fair value hierarchy [member] | Other Financial Assets [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	34		35
Level 1 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss			1
Financial assets at fair value through other comprehensive income	14		30
Financial assets, at fair value	14		32
Debt (Corporate bond and finance lease)	5,724		5,001
Level 1 of fair value hierarchy [member] | Other equity securities [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets at fair value through profit or loss			1
Financial assets measured at fair value through other comprehensive income	€ 14		€ 30

[1]	Amounts in this table are undiscounted
[2]	This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement.